May 7, 2008


 Securities and Exchange Commission
 100 F Street NE
 Washington D.C. 20549

               Re: Van Kampen Unit Trusts, Series 687 (the "Fund")
                        (SEC# 333-148919) (CIK# 1369522)
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Ladies/Gentlemen:

   Transmitted herewith on behalf of Van Kampen Funds Inc. (the "Sponsor"), depositor, sponsor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund. The Fund consists of one underlying unit investment trust, Ibbotson Alternatives Allocation Portfolio 2008-1 (the "Portfolio"), which will invest in exchange-traded funds ("ETFs"), non-ETF open-end funds, exchange-traded notes ("ETNs"), closed-end funds, registered under the Investment Company Act of 1940 (the "Act") as business development companies and common stocks.1 The Registration Statement on Form S-6 relating to the subject Fund was initially filed with the Securities and Exchange Commission (the "Commission") on January 29, 2008. We received comments from the staff of the Commission in a letter dated February 27, 2008 from Vincent J. Di Stefano. This letter responds to those comments. For convenience, we have structured our response to address each of your comments in the order they appeared in your letter. In addition to the changes made in response to the staff's comments described below, the Sponsor has advised us that the Portfolio is now anticipated to include investments in common stocks and closed-end funds, which investments were not included in the original prospectus disclosure.

 Revisions have been made throughout the prospectus to reflect these investments.

INVESTMENT OBJECTIVE

     1. The staff requested that the prospectus provide plain English definitions for the terms "modern portfolio theory" and "tactical beta overlay."

               Response: Revisions have been made to page 2 in accordance with the staff's comments.

     2. The staff requested that the prospectus disclose whether the portfolio will be diversified, as the term is defined in the Act.

   Response: While the terms "diversified company" and "non-diversified company" apply only to management companies under Section 5 of the Act, the prospectus provides disclosure on page 3 regarding the percentage of the Portfolio that will be comprised of funds that are classified as "non-diversified" under the Act. This disclosure is consistent with comments received from the staff with respect to registration statements for prior series of the Fund and with disclosure used by several other unit investment trust sponsors.

RISKS

     3. The staff requested that the prospectus provide a more detailed, plain English description of ETNs, e.g., identify the issuing companies and the risks to which they are susceptible, clarify that ETNs are synthetic products that do not represent ownership of securities of the indices they track, and are backed only by the issuer's credit; disclose the risks of counterparty default; and disclose whether the market for ETNs is illiquid.

               Response: Revisions have been made to pages A-3 through A-7, as applicable, in accordance with the staff's comments. The issuing companies will be set forth in the Portfolio's schedule of investments in the final prospectus.

   The staff also requested that the registrant represent in writing that it will not use the staff's comment process as a defense in any securities related litigation against it (i.e., a "Tandy" letter). These representations will be made in connection with a subsequent Amendment to the Registration Statement at which time the registrant will request acceleration of the effective date of the Registration Statement.

   We have been advised that the Sponsor would like to be able to create the Fund and have the Registration Statement declared effective by the Commission on May [15], 2008.

   If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or the undersigned at (312) 845-3787.

                                                               Very truly yours,

                                                          CHAPMAN AND CUTLER LLP

                                                          By____________________
                                                                  Mark J. Kneedy


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     1    The Portfolio's investment in the underlying funds will be made in reliance on an order of the Commission pursuant to Section 12(d)(1)(J) of the Investment Company Act of 1940 (the "Act") exempting series of the Fund and its depositor, Van Kampen Funds Inc., from the provisions of Section 12(d)(1)(A), (B) and (C) of the Act to the extent necessary to permit trusts to acquire shares of registered investment companies and to permit such investment companies to sell such shares to a trust in excess of the percentage limitations set forth therein. Van Kampen Funds Inc. and Van Kampen Focus Portfolios, Investment Company Act Rel. Nos. 24548 (June 29, 2000) (notice) and 24566 (July 25, 2000)
          (order).